Franked Investment Income Group Litigation order - additional information (Details) - FII GLO £ in Millions	6 Months Ended		12 Months Ended								48 Months Ended
	Jun. 30, 2025 GBP (£) CorporateGroup	Jun. 30, 2024 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 trial	Dec. 31, 2015 GBP (£) payment	Dec. 31, 2027 GBP (£)
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	15
Number of trials | trial									2
Litigation settlement amount, applying prudential judgement	£ 300
Litigation settlement amount received										£ 1,200
Number of payments | payment										2
Tax amount on litigation settlement deduction amount										£ 300
Litigation settlement amount received after tax	900
Interest related to FII GLO	19	£ 31
Settlement payments	£ 368					£ 50	£ 50	£ 50
Forecast
Gains Losses On Litigation Settlements [Line Items]
Settlement payments			£ 43	£ 222	£ 479						£ 800